Financial risk management, Foreign Exchange Risk (Details) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	$ 246,251	$ 120,178
Foreign exchange gain (loss)	1,753	2,129	$ (2,621)
10% Weakened / Strengthened in Exchange Rate [Member]
Foreign exchange rates [abstract]
Loss before tax higher/lower related to translation of cash and other financial assets held	8,000	2,300
In USD [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	165,814	119,363
In Euro [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	66,045	752		€ 56,208		€ 723
In GBP [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	$ 14,392	$ 63			£ 10,688		£ 50